MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares - CAD ($) shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Shares/Warrants held	5.5
Fair value	$ 311,293	$ 1,026,418
Fair value increase/decrease	$ (715,125)	$ (626,438)